Note 17 - Licensing and Research Funding Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Corporate Partnership, Licensing and Research Funding Agreements [Text Block]

Note 17 – Licensing and Research Funding Agreements

License and Supply Agreement with Evofem Biosciences, Inc.

On March 20, 2025, we entered into a License and Supply Agreement, as amended on March 28, 2025, or the L&S Agreement, with Evofem Biosciences, Inc., a Delaware corporation, or Evofem. Pursuant to the L&S Agreement, we will act as the supplier to Evofem of its Phexxi® product outside of the United States. The term of the L&S Agreement is for an initial three-year period and is automatically renewed thereafter for successive two-year periods unless either party provides 180 days’ notice of non-renewal or the L&S Agreement is otherwise terminated in accordance with the termination provisions provided therein. Our manufacturing and supply obligations under the L&S Agreement will commence the later of the termination of Evofem’s exclusivity obligations with its current supplier or within 90 days of the our notification to Evofem that we have established manufacturing capabilities for the Products (as defined in the L&S Agreement). We may subcontract, with any third party including an affiliate of the Company, to perform any of our obligations under the L&S Agreement without the prior written consent of Evofem.

Evofem is generally obligated to purchase the Products from us at a specified price during the first three years of the Term (as defined in the L&S Agreement). Evofem also granted us a limited, nonexclusive, royalty-free right to use Evofem’s Intellectual Property Rights (as defined in the L&S Agreement) solely as necessary to manufacture the Products exclusively for Evofem during the Term, subject to the terms of the L&S Agreement. The L&S Agreement contains representations and warranties of both parties, insurance requirements, mutual indemnification provisions, and confidentiality provisions.

Term Sheet and Project Financing Agreement with Lee’s (HK)

In March 2020, we entered into the Term Sheet with Lee’s (HK), pursuant to which Lee’s (HK) provided financing for the development of AEROSURF. In August 2020, we entered into a Project Financing Agreement with Lee’s (HK), or the PF Agreement, formalizing the terms of the Term Sheet, and under which we received payments totaling $2.8 million through October 2020. In November 2020, Lee’s (HK) provided notice of termination of additional funding under the PF Agreement, and we and Lee’s (HK) revised our plans for the continued development of AEROSURF. Lee’s (HK) agreed to continue the development of AEROSURF in Asia at its own cost. Lee’s (HK) agreed to fund an additional $1.0 million to us in 2021 for certain transition and analytical services to be provided by us with respect to the development of AEROSURF, which will be considered “Project Expenses” under the terms of the PF Agreement. In 2021, we received payments totaling $1.0 million from Lee’s (HK) and no further amounts were due under the PF Agreement.

Since the 2018 acquisition of CVie Investments Limited and CVie Therapeutics, istaroxime has become our primary focus for investment and execution due to what we believe represents a greater potential value opportunity for us and our stockholders. Since completing our Phase 2 study of lucinactant (KL4 surfactant) for patients with severe COVID-19 associated ARDS and lung injury in January 2022, in order to preserve resources for the highest priority programs, we have begun to reduce costs not already being performed by our licensee, Lee’s (HK) and Zhaoke, under the terms of our Original License Agreement. These costs include certain reductions in headcount dedicated to KL4 surfactant and the decommissioning of both our analytical and technical support laboratory, which previously conducted release testing of APIs and supportive research for our lyophilized and aerosolized KL4 surfactant, and our medical device development laboratory, which was previously used to conduct development activities and testing for our ADS technologies. To support the future development of our KL4 surfactant platform in markets outside of Asia, including the U.S., we are pursuing one or more licensing transactions.

To repay the funds provided under the terms of the PF Agreement, until such time as we have repaid 125% of the amounts funded by Lee’s (HK) for the development of AEROSURF, we will pay to Lee’s (HK) 50% of all revenue amounts and payments received by us for any sale, divestiture, license or other development and/or commercialization of the KL4/AEROSURF patent portfolio, excluding (i) payments for bona fide research and development services; (ii) reimbursement of patent expenses and (iii) all amounts paid to us under the Original License Agreement, minus certain deductions and certain reductions for any payments made by us with respect to third party intellectual property not previously funded by Lee’s (HK).

As of June 30, 2025, the liability balance related to the payments under the PF Agreement was $3.8 million and is recorded in other liabilities.

Note 17 – Collaboration, Licensing and Research Funding Agreements

Collaboration Agreement

Battelle Memorial Institute

In October 2014, we entered into a Collaboration Agreement with Battelle, or, as amended, the Battelle Collaboration Agreement, for the development of our ADS for use in a potential Phase 3 program. We had previously worked with Battelle, which has expertise in developing and integrating aerosol devices using innovative and advanced technologies, in connection with development of our Phase 2 ADS used in the AEROSURF Phase 2b clinical trial. Under the Battelle Collaboration Agreement, we and Battelle shared the costs of development for a three-stage development plan that included planning, executing the project plan and testing and completing verification and documentation of a new Phase 3 ADS, putting us in a position to manufacture a new Phase 3 ADS for use in the remaining AEROSURF development activities, including a potential Phase 3 clinical program, and, if approved, initial commercial activities. We retained final decision-making authority over all matters related to the design, registration, manufacture, packaging, marketing, distribution and sale of the Phase 3 ADS. We and Battelle shared the costs of the project plan equally. Battelle agreed to bear the cost of any cost overruns associated with the project plan and we agreed to bear the cost of any increase in cost resulting from changes in the scope of the product requirements. We also agreed that, if Battelle successfully completed the project plan in a timely manner, we would pay Battelle royalties equal to a low single-digit percentage of the worldwide net sales and license royalties on sales of AEROSURF for the treatment of RDS in premature infants, up to an initial aggregate limit of $25.0 million, which under a payment restructuring agreement (discussed below), was increased to $35.0 million. The Battelle Collaboration Agreement will end at the time we fulfill our payment obligations to Battelle, unless sooner terminated by a party as provided therein.

Pursuant to the A&R License Agreement described below, Licensee has agreed to assume certain of our obligations under the Battelle Collaboration Agreement.

Licensing and Research Funding Agreements

Asset Purchase Agreement with Varian Biopharmaceuticals

On April 2, 2024, we entered into the Asset Purchase Agreement with Varian. Pursuant to the Asset Purchase Agreement, we purchased all of the assets of Varian’s business associated with the Licence Agreement, which includes the Licence Agreement, all rights in molecules and compounds subject to the Licence Agreement, know-how and inventory of drug substance, or the Transferred Assets. We also assumed all liabilities arising on or after April 2, 2024, relating to the research, development, manufacturing, registration, commercialization, use, handling, supply, storage, import, export or other disposition or exploitation of any and all products associated with the Transferred Assets.

In consideration of the purchase of the Transferred Assets, (i) on April 2, 2024, we issued a total of 5,500 shares of our Series B Preferred Stock to certain creditors of Varian and (ii) agreed to pay up to $2.3 million in milestone payments upon the achievement of certain regulatory and clinical development milestones with our option to pay such milestone payments either in cash or our common stock.

The Asset Purchase Agreement contains customary representations and warranties, covenants, closing conditions and indemnification provisions for a transaction of this nature, including, without limitation, confidentiality and non-compete undertakings by Varian.

The fair value of the consideration transferred for the 5,500 shares of our Series B Preferred Stock was $7.0 million. Because the assets acquired do not meet the definition of a business, and the assets have not reached technological feasibility and have no alternative future use, we expensed the consideration paid as research and development expense in the consolidated statements of operations.

As of December 31, 2024, we have not recorded a liability or expense related to contingent consideration for future milestone payments to Varian, as the achievement of such milestones has not occurred and was not deemed probable.

Entry into a Material Definitive Agreement

In order to reduce expected costs with our contract research organization, Momentum Research, Inc., or MRI, on May 9, 2024, or the Effective Date, we entered into Amendment No. 1 to the Master Services Agreement and Work Order Nos. 11 and 12, or the Amendment, with MRI. The Amendment amends the Master Services Agreement we entered into with MRI on February 13, 2020, or the Original MSA, and the original Work Order Nos. 11 and 12 we entered into with MRI on June 1, 2023, collectively, the Original Work Orders.

Under the Original MSA, we agreed to, among other things, engage MRI to provide non-exclusive research and development services, by executing individual work orders to be negotiated and specified in writing on terms agreed to by both parties on a later date.

Under the terms of the Amendment, we agreed to, among other things, be responsible for certain management, regulatory strategy, and reporting obligations in connection with our SEISMiC Extension study and MRI agreed to fully perform its obligations under the Original Work Orders with respect to the SEISMiC Extension study, including performance of all services and delivery of all deliverables required by the Original Work Orders. Additionally, with respect to the SEISMiC C Study, MRI agreed to be responsible for certain regulatory submissions, as provided in the Amendment.

Additionally, in consideration of and conditioned upon the payments described below, we and MRI each agreed to cancel and extinguish any and all amounts owed to MRI or us, respectively, each subject to the terms of the Amendment. The parties agreed that such cancellation and extinguishment shall not be construed as a waiver of claims by each party for breach of the Original MSA or either or both of the Original Work Orders other than for non-payment, nor a waiver of each party’s respective indemnification rights under the Original MSA.

In consideration of MRI’s full performance of the Original Work Orders and cancellation of accrued expenses as described above, we agreed to, among other things, pay MRI $1.2 million in a series of scheduled payments through September 20, 2024, subject to the terms of the Amendment. If services were not completed by October 31, 2024, the parties agreed that MRI would continue its services until fully completed with no further compensation. In case of delayed payments, we agreed to pay MRI interest on any overdue amount from the due date until the date paid in full at a rate equal to 18% per annum. If the SEISMiC Extension study and the SEISMiC C Study are terminated prior to September 20, 2024, then the next payment due after termination will be made to MRI and remaining payments that would have become due automatically become no longer payable.

Additionally, we agreed that, for a transaction consummated by December 31, 2027, we shall pay MRI an amount equal to 2% of istaroxime license fees, milestone payments, royalties, securities or other property that we actually collect in respect of any license of istaroxime that we grant to any unaffiliated third party on or after the Effective Date; net of all legal and financial advisory fees and expenses actually paid by us in respect of the associated license transaction. Further, we agreed that if we commercialize istaroxime ourselves in the United States or another region, we shall also pay MRI an amount equal to 2% of our net profit derived from direct sales of istaroxime to clients in our territory where sales occurred, as determined in our US GAAP financial statements. Pursuant to the Amendment, such payments on istaroxime sales will end when data and market exclusivity protection expires for istaroxime.

Further, in connection with the first to occur of either a Change of Control (as defined in the Amendment) or the sale of all or substantially all of our rights in istaroxime not in the context of a Change of Control, we agree to pay MRI an amount equal to 2% of the sum of any cash and the fair market value of any securities or other property that we actually collect or receive that is attributable to our rights in istaroxime (subject to the terms of the Amendment), net of a ratable portion of certain fees and expenses as provided by the Amendment.

After December 1, 2025, we have the right to buy out the amounts due under certain provisions of the Amendment.

Lee’s Pharmaceutical (HK) Ltd.

Term Sheet and Project Financing Agreement

On March 18, 2020, we entered into the Term Sheet with Lee’s (HK), pursuant to which Lee’s (HK) provided financing for the development of AEROSURF. In August 2020, we entered into a Project Financing Agreement with Lee’s (HK), or the PF Agreement, formalizing the terms of the Term Sheet, and under which we received payments totaling $2.8 million through October 2020. On November 12, 2020, Lee’s (HK) provided notice of termination of additional funding under the PF Agreement, and we and Lee’s (HK) revised our plans for the continued development of AEROSURF. Lee’s (HK) agreed to continue the development of AEROSURF in Asia at its own cost. Lee’s (HK) agreed to fund an additional $1.0 million to us in 2021 for certain transition and analytical services to be provided by us with respect to the development of AEROSURF, which will be considered “Project Expenses” under the terms of the PF Agreement. In 2021, we received payments totaling $1.0 million from Lee’s (HK) and no further amounts were due under the PF Agreement.

Since the 2018 acquisition of CVie Investments Limited and CVie Therapeutics, istaroxime has become our primary focus for investment and execution due to what we believe represents a greater potential value opportunity for us and our stockholders. Since completing our Phase 2 study of lucinactant (KL4 surfactant) for patients with severe COVID-19 associated ARDS and lung injury in January 2022, in order to preserve resources for the highest priority programs, we have begun to reduce costs not already being performed by our licensee, Lee’s (HK) and Zhaoke, under the terms of our Original License Agreement. These costs include certain reductions in headcount dedicated to KL4 surfactant and the decommissioning of both our analytical and technical support laboratory, which previously conducted release testing of APIs and supportive research for our lyophilized and aerosolized KL4 surfactant, and our medical device development laboratory, which was previously used to conduct development activities and testing for our ADS technologies. To support the future development of our KL4 surfactant platform in markets outside of Asia, including the U.S., we are pursuing one or more licensing transactions.

To repay the funds provided under the terms of the PF Agreement, until such time as we have repaid 125% of the amounts funded by Lee’s (HK) for the development of AEROSURF, we will pay to Lee’s (HK) 50% of all revenue amounts and payments received by us for any sale, divestiture, license or other development and/or commercialization of the KL4/AEROSURF patent portfolio, excluding (i) payments for bona fide research and development services; (ii) reimbursement of patent expenses and (iii) all amounts paid to us under the Original License Agreement, minus certain deductions and certain reductions for any payments made by us with respect to third party intellectual property not previously funded by Lee’s (HK).

As of December 31, 2024 and 2023, the liability balance related to the payments under the PF Agreement was $3.8 million and is recorded in other liabilities.

We have determined that the Term Sheet and the PF Agreement are within the scope of ASC 730-20, Research and Development Arrangements, or ASC 730-20. We concluded that there has not been a substantive and genuine transfer of risk related to the Term Sheet or the PF Agreement as there is a presumption that we are obligated to repay Lee’s (HK) based on the significant related party relationship that existed at the time the parties entered into the Term Sheet and the PF Agreement, including Lee’s (HK)’s ownership of outstanding shares of our common stock.

We have determined that the appropriate accounting treatment under ASC 730-20 is to record the proceeds received from Lee’s (HK) as cash and cash equivalents, as we have the ability to direct the usage of funds, and a long-term liability on our consolidated balance sheet when received. The liability will remain on the balance sheet until we repay such amounts as a result of any revenues and payments received by us for any sale, divestiture, license or other development and/or commercialization of the KL4/AEROSURF patent portfolio. We have also determined that the Term Sheet and the PF Agreement are not in their entirety a derivative under the scope of ASC 815, due to the scope exception under ASC 815-10-15-59, nor are there any embedded derivatives that require separate accounting.

A&R License Agreement

Previously, we were developing a KL4 surfactant platform, including AEROSURF (lucinactant for inhalation), to address a range of serious respiratory conditions in children and adults. In order to focus our resources on the development of our istaroxime pipeline, we suspended all internal AEROSURF clinical activities in November 2020, and, in January 2022 we began to reduce all other costs related to the KL4 surfactant platform that were not already being performed by our licensee, Lee’s (HK) and Zhaoke, under the terms of the Original License Agreement.

On August 17, 2022, we entered into an Amended and Restated License, Development and Commercialization Agreement, or the A&R License Agreement, with Lee’s (HK) and Zhaoke effective as of August 9, 2022. We refer to Zhaoke and Lee’s (HK) together as the “Licensee.” The A&R License Agreement amends, restates, and supersedes the Original License Agreement.

Under the A&R License Agreement, we granted to Licensee an exclusive license, with a right to sublicense, to develop, register, make, use, sell, offer for sale, import, distribute, and otherwise commercialize our KL4 surfactant products, including SURFAXIN®, the lyophilized dosage form of SURFAXIN, and aerosolized KL4 surfactant, in each case for the prevention, mitigation and/or treatment of any respiratory disease, disorder, or condition in humans worldwide, except for Andorra, Greece, and Italy (including the Republic of San Marino and Vatican City), Portugal, and Spain, or the Licensed Territory, which countries are currently exclusively licensed to Laboratorios Del Dr. Esteve, S.A., or Esteve. If and when the exclusive license granted to Esteve terminates as to any country, such country automatically becomes part of the Licensed Territory of Licensee.

Under the Original License Agreement, Lee’s (HK) previously made an upfront payment to us of $1.0 million. Pursuant to the terms of the A&R License Agreement, we may also receive up to $78.9 million in potential clinical, regulatory and commercial milestone payments. We are also entitled to receive a low double-digit percentage of Licensee’s non-royalty sublicense income. We are also eligible to receive tiered royalties based on a percentage of Net Sales (as defined in the A&R License Agreement) that ranges from low single digit to low teen percentages, depending on the product. Royalties are payable on a product-by-product and country-by-country basis until the latest of (i) the expiration of the last valid patent claim covering the product in the country of sale, (ii) the expiration or revocation of any applicable regulatory exclusivity in the country of sale, and (iii) ten years after the first commercial sale of the product in the country of sale. Thereafter, in consideration of licensed rights other than patent rights, royalties shall continue for the commercial life of each product but at substantially reduced rates. In addition, the royalty rates are subject to reduction by as much as 50% in a given country based on generic competition in such country.

The A&R License Agreement is considered to be a contract modification in accordance with ASC Topic 606. No additional performance obligations were identified in the contract modification, and no future material performance obligations are due.

All revenue related to the $1.0 million upfront payment under the Original License Agreement was appropriately recognized as of the second quarter of 2019. Regulatory and commercialization milestones under the A&R License Agreement were excluded from the transaction price, as all milestone amounts were fully constrained under the guidance. Consideration related to sales-based milestones and royalties under the A&R License Agreement will be recognized when the related sales occur, provided that the reported sales are reliably measurable and that we have no remaining performance obligations, as such sales were determined to relate predominantly to the license granted to Licensee and therefore have also been excluded from the transaction price. We will re-evaluate the transaction price in each reporting period and as uncertain events are resolved or other changes in circumstances occur.

Under the A&R License Agreement, Licensee will be solely and exclusively responsible for all costs and activities related to the development, manufacturing, regulatory approval and commercialization of licensed products in the Licensed Territory including all royalties payable in respect of third-party intellectual property rights sublicensed by us to Licensee and all intellectual property prosecution, maintenance and defense activities and costs. Licensee may sublicense certain activities under the A&R License Agreement to an affiliate of Licensee but may not grant sublicenses to unaffiliated third parties without our prior consent and, if the proposed sublicense will cover the U.S., without first complying with rights of first offer and rights to match granted to us under the A&R License Agreement. A sublicensee and a subcontractor may not be a competitor identified by us. Sublicenses under the A&R License Agreement do not include the right to further sublicense.

The term of the A&R License Agreement will continue on a country-by-country basis for the commercial life of the products. Either party may terminate the A&R License Agreement in the event of bankruptcy or a material breach of the A&R License Agreement by the other party that remains uncured for a period of 60 days (or within 30 days after delivery of a Default Notice (as defined in the A&R License Agreement) if such material breach is solely based on the breaching party’s failure to pay amount due under the A&R License Agreement). At any time after the second anniversary of the A&R License Agreement, Licensee may terminate the A&R License Agreement in its entirety or on a product-by-product basis. In addition, either party may terminate the A&R License Agreement with respect to any individual product in a country if a regulatory authority in such country terminates, suspends or discontinues development of such product and such termination, suspension or discontinuance persists for a period in excess of 18 months. Upon termination of the A&R License Agreement in its entirety or with respect to a particular product or country, generally all related rights and licenses granted to Licensee will terminate, all rights under our technology will revert to us, and Licensee will cease all use of our technology, in each case in relation to the terminated product(s) and country(ies), as applicable.

License, Development and Commercialization Agreement with Lee’s Pharmaceutical (HK) Ltd.

On January 12, 2024, we entered into a License, Development and Commercialization Agreement with Lee’s (HK) effective as of January 7, 2024, or the Lee’s (HK) License Agreement. Under the Lee’s (HK) License Agreement, we granted an exclusive license, with a right to sublicense, to develop, register, make, use, sell, offer for sale, import, distribute and otherwise commercialize products that incorporate istaroxime for intravenous administration, rostafuroxin for oral administration, and our proprietary dual-mechanism SERCA2a activators for intravenous or oral administration (collectively, the Products and each, a Product), in each case for the prevention, mitigation and/or treatment of any disease, disorder or condition in humans including acute decompensated heart failure, cardiogenic shock, and chronic use following discharge of an individual hospitalized for acute decompensated heart failure, or Field, in the People’s Republic of China, Hong Kong, Macau, Taiwan, Singapore, South Korea, Thailand, Vietnam, Brunei, Myanmar, Cambodia, East Timor, Indonesia, Laos, Malaysia, and the Philippines, or the New Licensed Territory.

Under the Lee’s (HK) License Agreement, we may receive up to $3.1 million in potential upfront pre-development, development, clinical, and regulatory milestone payments and up to $135.25 million in sales milestone payments. We are also entitled to receive a low double-digit percentage of Lee’s (HK) non-royalty sublicense income.

We are eligible to receive tiered royalties based on a percentage of Net Sales (as defined in the Lee’s (HK) License Agreement) that ranges from low single-digit to low double-digit percentages, depending on the Product. Royalties are payable on a product-by-product and country-by-country basis until the latest of (i) the expiration of the last valid patent claim covering the Product in the country of sale, (ii) the expiration or revocation of any applicable regulatory exclusivity in the country of sale, and (iii) ten years after the first commercial sale of the Product in the country of sale. Thereafter, in consideration of licensed rights other than patent rights, royalties shall continue for the commercial life of each Product but at substantially reduced rates. In addition, the royalty rates are subject to reduction by as much as 50% in a given country based on generic competition in such country.

Under the Lee’s (HK) License Agreement, Lee’s (HK) will be solely and exclusively responsible for all costs and activities related to the development, manufacturing, regulatory approval and commercialization of Products in the New Licensed Territory, with the exception of certain costs in connection with filing fees payable to regulatory authorities in the New Licensed Territory relative to a Product for which we hold the applicable marketing authorization. Lee’s (HK) may sublicense its rights to its affiliates and may grant sublicenses to third-party subcontractors to perform certain activities under the Lee’s (HK) License Agreement on behalf of Lee’s (HK) or its affiliates but may not otherwise grant sublicenses to unaffiliated third parties without our prior consent. A sublicensee and a subcontractor may not be a competitor identified by us. Sublicenses granted under the Lee’s (HK) License Agreement may not include the right to further sublicense. The Lee’s (HK) License Agreement establishes a joint steering committee and a joint development committee to oversee the regional development (with us retaining final decision rights over clinical protocols) and a joint commercialization committee.

During the term of the Lee’s (HK) License Agreement, we receive an exclusive (even as to Lee’s (HK)), sublicensable license under any Lee’s (HK) and its affiliate’s intellectual property that covers a Product (including its manufacture and use) and any improvements to the licensed technology developed solely by or on behalf of Lee’s (HK) or jointly with us, to (i) develop Product in the Field to obtain or maintain regulatory approval outside of the New Licensed Territory, and (ii) use, sell, offer for sale, import, export, make, have made, distribute, warehouse, market, promote, apply for and submit applications for drug approval and reimbursement approval and otherwise commercialize Product in the Field outside of the New Licensed Territory. After the term of the Lee’s (HK) License Agreement, or in the event that we wish to obtain an exclusive license under certain patent rights during or after the term, we have the option to negotiate an exclusive royalty-bearing license under any such intellectual property, provided that such royalties shall not exceed specified low single-digit caps.

Under the Lee’s (HK) License Agreement, each party is responsible for prosecution and maintenance of its respective solely-owned patents, and the parties shall decide on a case-by-case basis the appropriate allocation of costs and control concerning matters regarding the prosecution, maintenance, defense and infringement of any jointly-owned patents. The Lee’s (HK) License Agreement provides for cooperation between the parties with respect to enforcement of patent rights. As between the parties, we have the first right to enforce patent rights against third parties at our own expense. If we decline to enforce such rights, Lee’s (HK) has the right to enforce such rights at its own expense. In the event that a third party claims that a Product used or sold by Lee’s (HK) (or its affiliate or sublicensee) is infringing on a patent in the New Licensed Territory, Lee’s (HK) is responsible for defending against such third party claim at its cost and expense, with the exception of certain counterclaims that we may bring.

The term of the Lee’s (HK) License Agreement will continue on a country-by-country basis for the commercial life of the Products. Either party may terminate the Lee’s (HK) License Agreement in the event of bankruptcy or a material breach of the Lee’s (HK) License Agreement by the other party that remains uncured for a period of sixty days (or within 30 days after delivery of a Default Notice (as defined in the Lee’s (HK) License Agreement) if such material breach is solely based on the breaching party’s failure to pay amount due under the Lee’s (HK) License Agreement). In addition, either party may terminate the Lee’s (HK) License Agreement with respect to any individual Product in a country if a regulatory authority in such country terminates, suspends or discontinues development of such Product and such termination, suspension or discontinuance persists for a period in excess of 18 months. Upon termination of the Lee’s (HK) License Agreement in its entirety or with respect to a particular Product or country, generally all related rights and licenses granted to Lee’s (HK) will terminate, all rights under our technology will revert to us, and Lee’s (HK) will cease all use of our technology, in each case in relation to the terminated Product(s) and country(ies), as applicable.

The Lee’s (HK) License Agreement constitutes a contract with a customer accounted for in accordance with ASC Topic 606. The promise of the istaroxime product, dual mechanism SERCA2a activator products, and rostafuroxin product license is the sole performance obligation provided in the Lee’s (HK) License Agreement. The performance obligation was fully satisfied as of the effective date of the Lee’s (HK) License Agreement, and no future material performance obligations are due.

No revenue has been recognized under the Lee’s (HK) License Agreement. Clinical, regulatory and commercialization milestones under the Lee’s (HK) License Agreement were excluded from the transaction price, as all milestone amounts were fully constrained under the guidance. Consideration related to sales-based milestones and royalties under the Lee’s (HK) License Agreement will be recognized when the related sales occur, provided that the reported sales are reliably measurable and that we have no remaining performance obligations, as such sales were determined to relate predominantly to the license granted to Lee’s (HK) and therefore have also been excluded from the transaction price. We will re-evaluate the transaction price in each future reporting period and as uncertain events are resolved or other changes in circumstances occur.

Philip Morris USA Inc. and Philip Morris Products S.A.

In 2008, we entered into the U.S. License Agreement with PMUSA and, as PMUSA had assigned its ex-U.S. rights to PMPSA effective on the same date and on substantially the same terms and conditions, we entered into a license agreement with PMPSA with respect to rights outside of the U.S., which we refer to, together with the U.S. License Agreement, as the PM License Agreements. Under the PM License Agreements, we hold exclusive worldwide licenses to the ADS technology for use with pulmonary surfactants (alone or in combination with any other pharmaceutical compound(s)) for all respiratory diseases and conditions (the foregoing uses in each territory, or the Exclusive Field), and an exclusive license in the U.S. for use with certain non-surfactant drugs to treat specified respiratory indications in humans in designated hospital settings. The PM License Agreements provide for payment of royalties at a rate equal to a low single-digit percent of sales of products sold in the Exclusive Field (as defined in the PM License Agreements) in the territories, including sales of aerosol devices that are not based on the ADS technology (unless we exercise our right to terminate the license with respect to a specific indication). While there is no legal obligation under the agreements to make minimum royalty payments, in the event we do not make quarterly minimum royalty payments, PMUSA and PMPSA can terminate the agreements. In making such payments, we are entitled to a reduction of future royalties in an amount equal to the excess of any minimum royalty paid over royalties actually earned in prior periods.

Pursuant to the A&R License Agreement described above, Licensee has agreed to assume certain of our obligations under the PM License Agreements.

In 2024, we entered into Amendment No. 1 and Amendment No. 2 to the U.S. License Agreement with PMUSA and also entered into Amendment No. 1 and Amendment No. 2 to the License Agreement with PMPSA in which the parties extinguished and released their respective rights, obligations and claims in respect of quarterly payments in effect immediately prior to Amendment No. 1 (See, “Note 13 - Other Current Liabilities”).

Johnson & Johnson and Ortho Pharmaceutical Corporation

We, Johnson & Johnson, or J&J, and its wholly owned subsidiary, Ortho Pharmaceutical Corporation, are parties to a license agreement granting to us an exclusive worldwide license to the J&J KL4 surfactant technology. Under the license agreement, we are obligated to pay fees of up to $2.5 million in the aggregate upon our achievement of certain milestones, primarily upon receipt of marketing regulatory approvals for certain designated products. We have paid $1.0 million to date for milestones that have been achieved. In addition, the license agreement requires that we make royalty payments at different rates, depending upon type of revenue and country, in amounts in the range of a high single-digit percent of net sales (as defined in the license agreement) of licensed products sold by us or sublicensees, or, if greater, a percentage of royalty income from sublicensees in the low double digits.

Pursuant to the A&R License Agreement described above, Licensee has agreed to assume certain of our obligations under our license agreement with J&J.

Laboratorios del Dr. Esteve, S.A.

We have a strategic alliance with Esteve for the development, marketing and sales of a broad portfolio of potential KL4 surfactant products in Andorra, Greece, and Italy (including the Republic of San Marino and Vatican City) Portugal, and Spain, or, collectively, the Territory. Antonio Esteve, Ph.D., a principal of Esteve, served as a member of our Board of Directors from May 2002 until January 2013. Under the alliance, Esteve will pay us a transfer price on sales of our KL4 surfactant products. We are responsible for the manufacture and supply of all of the covered products and Esteve will be responsible for all sales and marketing in the Territory. Esteve is obligated to make stipulated cash payments to us upon our achievement of certain milestones, primarily upon receipt of marketing regulatory approvals for the covered products. In addition, Esteve has agreed to contribute to Phase 3 clinical trials for the covered products by conducting and funding development performed in the Territory. As part of a 2004 restructuring, Esteve returned certain rights to us in certain territories, or the Former Esteve Territories, and we agreed to pay Esteve 10% of any cash up front and milestone fees (up to a maximum aggregate of $20.0 million) that we receive in connection with any strategic collaborations for the development and/or commercialization of certain of our KL4 surfactant products in the Former Esteve Territories.